Risk Management - Disclosure of Balance Sheet credit quality (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
On-balance sheet, values
Cash and balances at central banks	£ 180,365	£ 189,686	£ 202,142
Cash collateral and settlement balances	113,987	103,708
Loans and advances at amortised cost	144,827	146,201
Debt instruments held at amortised cost	50,227	39,046
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Trading portfolio assets	166,244	174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Other assets	665	2,067
Assets held for sale	9,854	3,916
Total assets	1,218,524	1,185,166	£ 1,203,500
Debt securities
On-balance sheet, values
Trading portfolio assets	77,805	75,459
Traded loans
On-balance sheet, values
Trading portfolio assets	13,470	12,653
Total for all internal credit grades
On-balance sheet, values
Cash and balances at central banks	180,365	189,686
Cash collateral and settlement balances	113,987	103,708
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Trading portfolio assets	91,275	88,112
Financial assets at fair value through the income statement	188,989	198,298
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,421
Other assets	665	2,068
Assets held for sale	9,544	3,855
Total assets	£ 1,126,638	£ 1,079,609
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Assets held for sale, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Total for all internal credit grades | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 141,791	£ 149,131
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 85	£ 81
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 77,805	£ 75,459
Financial assets at fair value through the income statement	£ 2,931	£ 2,545
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 13,470	£ 12,653
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Total for all internal credit grades | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 144,827	£ 146,201
Debt instruments held at amortised cost	£ 50,227	£ 39,046
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Debt securities at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 4,956	£ 8,002
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 19,749	£ 24,511
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 3,918	£ 3,366
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 116,204	£ 110,322
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Total for all internal credit grades | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 44,182	£ 46,541
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Total for all internal credit grades | 0.0 to 0.60%
On-balance sheet, values
Cash and balances at central banks	£ 180,365	£ 189,686
Cash collateral and settlement balances	98,590	93,911
Reverse repurchase agreements and other similar secured lending	1,625	933
Trading portfolio assets	68,328	69,436
Financial assets at fair value through the income statement	129,626	143,706
Derivative financial instruments	274,058	244,361
Financial assets at fair value through other comprehensive income	50,960	50,966
Other assets	594	2,011
Assets held for sale	1,178	1,110
Total assets	£ 963,765	£ 936,750
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	87.00%	91.00%
Reverse repurchase agreements and other similar secured lending, percentage	48.00%	85.00%
Trading portfolio assets, percentage	75.00%	78.00%
Financial assets at fair value through the income statement, percentage	68.00%	73.00%
Derivative financial instruments, percentage	94.00%	95.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	99.00%
Other assets, percentage	90.00%	97.00%
Assets held for sale, percentage	12.00%	29.00%
Total assets, percentage	85.00%	87.00%
Total for all internal credit grades | 0.0 to 0.60% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 103,589	£ 112,799
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	73.00%	76.00%
Total for all internal credit grades | 0.0 to 0.60% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 63	£ 59
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	74.00%	73.00%
Total for all internal credit grades | 0.0 to 0.60% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 65,785	£ 65,430
Financial assets at fair value through the income statement	£ 1,722	£ 1,412
On-balance sheet, percentage
Trading portfolio assets, percentage	84.00%	86.00%
Financial assets at fair value through the income statement, percentage	59.00%	55.00%
Total for all internal credit grades | 0.0 to 0.60% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 2,543	£ 4,006
On-balance sheet, percentage
Trading portfolio assets, percentage	19.00%	32.00%
Total for all internal credit grades | 0.0 to 0.60% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 108,553	£ 101,738
Debt instruments held at amortised cost	£ 49,888	£ 38,892
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	75.00%	69.00%
Debt securities at amortised cost, percentage	99.00%	100.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 4,524	£ 5,444
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	91.00%	68.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 7,488	£ 7,077
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	38.00%	29.00%
Total for all internal credit grades | 0.0 to 0.60% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 3,217	£ 2,687
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	82.00%	80.00%
Total for all internal credit grades | 0.0 to 0.60% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 93,324	£ 86,530
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	80.00%	79.00%
Total for all internal credit grades | 0.0 to 0.60% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 24,252	£ 29,436
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	55.00%	63.00%
Total for all internal credit grades | 0.60 to 11.35%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	15,371	9,789
Reverse repurchase agreements and other similar secured lending	1,768	170
Trading portfolio assets	18,920	15,535
Financial assets at fair value through the income statement	58,100	53,931
Derivative financial instruments	18,104	11,616
Financial assets at fair value through other comprehensive income	50	455
Other assets	68	54
Assets held for sale	8,235	2,618
Total assets	£ 152,567	£ 134,532
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	13.00%	9.00%
Reverse repurchase agreements and other similar secured lending, percentage	52.00%	15.00%
Trading portfolio assets, percentage	21.00%	18.00%
Financial assets at fair value through the income statement, percentage	31.00%	27.00%
Derivative financial instruments, percentage	6.00%	5.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	1.00%
Other assets, percentage	10.00%	3.00%
Assets held for sale, percentage	87.00%	68.00%
Total assets, percentage	14.00%	12.00%
Total for all internal credit grades | 0.60 to 11.35% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 37,565	£ 35,988
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	27.00%	24.00%
Total for all internal credit grades | 0.60 to 11.35% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 22	£ 22
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	26.00%	27.00%
Total for all internal credit grades | 0.60 to 11.35% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 11,478	£ 9,642
Financial assets at fair value through the income statement	£ 1,156	£ 1,091
On-balance sheet, percentage
Trading portfolio assets, percentage	15.00%	13.00%
Financial assets at fair value through the income statement, percentage	39.00%	43.00%
Total for all internal credit grades | 0.60 to 11.35% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 7,442	£ 5,893
On-balance sheet, percentage
Trading portfolio assets, percentage	55.00%	46.00%
Total for all internal credit grades | 0.60 to 11.35% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 31,612	£ 40,211
Debt instruments held at amortised cost	£ 339	£ 153
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	22.00%	28.00%
Debt securities at amortised cost, percentage	1.00%	0.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 153	£ 2,115
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	26.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 11,063	£ 16,355
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	56.00%	67.00%
Total for all internal credit grades | 0.60 to 11.35% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 503	£ 403
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	13.00%	12.00%
Total for all internal credit grades | 0.60 to 11.35% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 19,893	£ 21,338
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	17.00%	19.00%
Total for all internal credit grades | 0.60 to 11.35% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 19,357	£ 16,830
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	44.00%	36.00%
Total for all internal credit grades | 11.35% to 100%
On-balance sheet, values
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	26	8
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,027	3,141
Financial assets at fair value through the income statement	1,263	661
Derivative financial instruments	194	134
Financial assets at fair value through other comprehensive income	0	0
Other assets	3	3
Assets held for sale	131	127
Total assets	£ 10,306	£ 8,327
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	4.00%
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Assets held for sale, percentage	1.00%	3.00%
Total assets, percentage	1.00%	1.00%
Total for all internal credit grades | 11.35% to 100% | Reverse repurchase agreements
On-balance sheet, values
Financial assets at fair value through the income statement	£ 637	£ 344
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Other financial assets
On-balance sheet, values
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Debt securities
On-balance sheet, values
Trading portfolio assets	£ 542	£ 387
Financial assets at fair value through the income statement	£ 53	£ 42
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Total for all internal credit grades | 11.35% to 100% | Traded loans
On-balance sheet, values
Trading portfolio assets	£ 3,485	£ 2,754
On-balance sheet, percentage
Trading portfolio assets, percentage	26.00%	22.00%
Total for all internal credit grades | 11.35% to 100% | Total loans and advances at amortised cost
On-balance sheet, values
Loans and advances at amortised cost	£ 4,662	£ 4,252
Debt instruments held at amortised cost	£ 0	£ 1
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Debt securities at amortised cost, percentage	0.00%	0.00%
Total for all internal credit grades | 11.35% to 100% | Retail mortgages
On-balance sheet, values
Loans and advances at amortised cost	£ 279	£ 443
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	6.00%
Total for all internal credit grades | 11.35% to 100% | Retail credit cards
On-balance sheet, values
Loans and advances at amortised cost	£ 1,198	£ 1,079
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	4.00%
Total for all internal credit grades | 11.35% to 100% | Retail other
On-balance sheet, values
Loans and advances at amortised cost	£ 198	£ 276
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	8.00%
Total for all internal credit grades | 11.35% to 100% | Corporate loans
On-balance sheet, values
Loans and advances at amortised cost	£ 2,987	£ 2,454
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	2.00%
Total for all internal credit grades | 11.35% to 100% | Loans and advances
On-balance sheet, values
Financial assets at fair value through the income statement	£ 573	£ 275
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	1.00%